Stockholders' (Deficit) Equity (Series B Convertible Preferred Stock) (Details) - USD ($)	Jun. 24, 2015	Jun. 11, 2015	Sep. 16, 2013	Sep. 30, 2016	Jul. 07, 2016	Jun. 30, 2016	Jun. 30, 2015
Class of Stock [Line Items]
Redemption price (in dollars per share)					$ 5.20
Series A Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)			100,000
Preferred stock, stated value (usd per share)			$ 1,000
Redemption price (in dollars per share)			23
Share price (in dollars per share)			$ 80
Voting percentage required to create, issue or amend preferred stock			51.00%
Temporary equity, shares outstanding (in shares)						0	0
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)			50,000	50,000		50,000	50,000
Preferred stock, stated value (usd per share)			$ 1,000	$ 1,000		$ 1,000	$ 1,000
Redemption price (in dollars per share)			$ 23
Minimum percentage of capital stock sold to be considered a fundamental transaction			90.00%
Voting percentage of surviving entity (less than)			50.00%
Capital stock aggregate implied value			$ 125,000,000
Voting percentage required to create, issue or amend preferred stock			51.00%
Temporary equity, shares outstanding (in shares)							0
Series B Convertible Preferred Stock | Clause One | Minimum | Five Days
Class of Stock [Line Items]
Share price (in dollars per share)			$ 33.4
Series B Convertible Preferred Stock | Clause Two
Class of Stock [Line Items]
Minimum shares of stock trading per day (shares)			1,250
Line of Credit | Line of Credit Grid Note
Class of Stock [Line Items]
Debt default, term after due date	5 days	5 days	5 days